Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	Translation of amounts from HK$ into US$ has been made at the following exchange rates for the nine months ended September 30, 2024 and 2023:
	September 30, 2024	September 30, 2023
Period-end HK$:US$ exchange rate	0.12870	0.12771
Period average HK$:US$ exchange rate	0.12801	0.12766
Translation of amounts from HK$ into US$ has been made at the following exchange rates for the years ended December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Year-end HK$:US$ exchange rate	0.1281	0.1281
Annual average HK$:US$ exchange rate	0.1277	0.1277

Schedule of Estimated Residual Values	Property and equipment, net are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values, if any:
Expected useful life
Land and building	Shorter of 50 years or lease term
Furniture, fixtures and equipment	5 years
Computer equipment	3 years
Motor vehicle	3 years
Property and equipment consisted of the following:
	As of December 31,
	2023	2022
As cost:
Land and building	$1,885,786	$7,881,202
Furniture, fixtures and equipment	39,743	13,412
Computer equipment	243,314	164,536
Motor vehicles	108,989	108,994
	2,277,832	8,168,144
Less: accumulated depreciation	(556,548)	(808,728)
Property and equipment, net	$1,721,284	$7,359,416

Schedule of Revenue Streams by Segments	The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue. The following table presents the revenue streams by segments, with the presentation revenue categories presented on the unaudited condensed consolidated statements of operations and comprehensive loss for the periods indicated:
	For the three months ended September 30, 2024
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$60,282	$—	$60,282

Non-interest income:
Commissions	4,701,151	83,674	—	—	4,784,825
Recurring asset management service fees	—	594,819	—	—	594,819

Total	$4,701,151	$678,493	$60,282	$—	$5,439,926

	For the three months ended September 30, 2023
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$41,472	$—	$41,472

Non-interest income:
Commissions	11,875,830	292,933	—	14	12,168,777
Recurring asset management service fees	—	996,252	—	—	996,252

Total	$11,875,830	$1,289,185	$41,472	$14	$13,206,501
	For the nine months ended September 30, 2024
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$123,468	$—	$123,468

Non-interest income:
Commissions	15,211,065	449,983	—	—	15,661,048
Recurring asset management service fees	—	2,232,462	—	—	2,232,462

Total	$15,211,065	$2,682,445	$123,468	$—	$18,016,978
	For the nine months ended September 30, 2023
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$117,805	$—	$117,805

Non-interest income:
Commissions	37,569,257	894,655	—	43,548	38,507,460
Recurring asset management service fees	—	3,025,849	—	—	3,025,849

Total	$37,569,257	$3,920,504	$117,805	$43,548	$41,651,114

The following table presents the revenue streams by segments, with the presentation of revenue categories presented on the consolidated statements of operations and comprehensive loss for the years indicated:
	For the year ended December 31, 2023
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total

Interest income:
Loans	$—	$—	$157,190	$—	$157,190

Non-interest income:
Commissions	48,886,928	1,138,432	—	43,576	50,068,936
Recurring asset management service fees	—	3,963,061	—	—	3,963,061

	$48,886,928	$5,101,493	$157,190	$43,576	$54,189,187
	For the year ended December 31, 2022
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total

Interest income:
Loans	$—	$—	$176,175	$—	$176,175

Non-interest income:
Commissions	24,610,309	1,764,310	—	187,072	26,561,691
Recurring asset management service fees	—	4,342,361	—	—	4,342,361

	$24,610,309	$6,106,671	$176,175	$187,072	$31,080,227

Schedule of Operating Segments	The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Based on management’s assessment, the Company determined that it has the following operating segments:
Segments	Scope of Service		Business Activities
Distribution Business		Insurance Brokerage Business	-	Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.

Platform Business	-	Asset Management Business	-	Providing access to financial products and services to licensed brokers.
			-	Providing operational support for the submission and processing of product applications.
			-	Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
			-	Providing training resources and materials.
			-	Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services.
	-	Money Lending Service	-	Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.

	-	Real Estate Agency Service	-	Solicitation of real estate sales for the developers, in exchange for commissions.

Fintech Business		Investment Holding		Managing an ensemble of fintech investments.

Healthcare Business		Investment Holding		Managing an ensemble of healthcare-related investments.

Based on management’s assessment, the Company determined that it has the following operating segments:
Segments		Scope of Service		Business Activities

Distribution Business		Insurance Brokerage Service		Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.

Platform Business	-	Asset Management Service	-	Providing access to financial products and services to licensed brokers.
			-	Providing operational support for the submission and processing of product applications.
			-	Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
			-	Providing training resources and materials.
			-	Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services

	-	Money Lending Service		Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers

	-	Real Estate Agency Service		Solicitation of real estate sales for the developers, in exchange for commissions

Fintech Business		Investment Holding		Managing an ensemble of fintech investments

Healthcare Business		Investment Holding		Managing an ensemble of healthcare-related investments

Schedule of Fair Value Hierarchy of the Valuation Techniques	The following table presents information about the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
	As of September 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)

Assets:
Marketable equity securities	$1,380	$1,380	$—	$—
Investments under purchase option	6,028,100	—	—	6,028,100
	$6,029,480	$1,380	$—	$6,028,100

Liabilities:
Warrant liabilities	$4,281,454	$—	$—	$4,281,454
	As of December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)

Assets:
Marketable equity securities	$595	$595	$—	$—
The following table presents information about the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
	As of December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)

Assets:
Marketable equity securities	$595	$595	$—	$—
	As of December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)

Assets:
Marketable equity securities	$2,443,593	$2,443,593	$—	$—

Liabilities:
Forward share purchase liability	$13,491,606	$—	$—	$13,491,606
Warrant liabilities	4,548	—	—	4,548
Total	$13,496,154	$—	$—	$13,496,154

Schedule of Estimated Residual Values	Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values, if any:
Expected useful life
Land and building	Shorter of 50 years or lease term
Furniture, fixtures and equipment	5 years
Computer equipment	3 years
Motor vehicle	3 years